Stockholders' Equity (Fair Value Assumptions) (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Expected volatility, minimum (as a percent)		93.00%	83.00%
Expected volatility, maximum (as a percent)		97.00%	88.00%
Risk-free interest rate, minimum (as a percent)		2.70%	1.80%
Risk-free interest rate, maximum (as a percent)		2.80%	2.10%
Expected dividend yield (as a percent)		0.00%	0.00%
Minimum [Member]
Expected term	6 years	5 years	5 years
Maximum [Member]
Expected term		6 years	6 years